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                                UNITED STATES

                     SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549

                                  FORM 13F

                             FORM l3F COVER PAGE

Report for the Calendar Year or Quarter Ended:  9/30/03
                                                -------

Check here if Amendment [ ]; Amendment Number:
                                               --------

     This Amendment (Check only one.): [ ] is a restatement.
                                       [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Income Research & Management, Inc.
      ----------------------------------

Address: Two International Place
         -----------------------
         23rd floor
         -----------------------
         Boston, MA 02110-4106
         -----------------------

Form l3F File Number: 28-10329
                         -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name: Christina Gaughran
      -------------------------

Title: Assistant Vice President
       ------------------------

Phone: (617) 330-9333
       ------------------------



Signature, Place, and Date of Signing:

 Christina Gaughran             Boston, MA                   11/3/2003
 ------------------------       -----------------            --------------
       {Signature]              [City, State]                [Date]

Report Type (Check only one.):

[X] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] l3F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] l3F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                            FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:      0
                                   -----------

Form 13F Information Table Entry Total:      59
                                        ----------

Form 13F Information Table Value Total:  437,913
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form l3F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None




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
                                                                                                                       COLUMN 8
COLUMN 1                    COLUMN 2           COLUMN 3   COLUMN 4             COLUMN 5        COLUMN 6   COLUMN 7 VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS      CUSIP      MARKET     SHRS OR     SH/   PUT/  INVESTMENT   OTHER   ----------------
                                                          X ($1000)   PRN AMT     PRN   CALL  DISCRETION  MANAGERS SOLE SHARED NONE
JOHNSON & JOHNSON           SDCV              02261WAB5     8614       12360      PRN   PUT      SOLE       NONE               NONE
TIME WARNER                 NOTE 12/0         02364JAC8     46274      74957      PRN   PUT      SOLE       NONE               NONE
AMERICAN INTL GROUP         DBCV 11/0         026874AP2     54510      83380      PRN   PUT      SOLE       NONE               NONE
AMGEN INC                   NOTE 3/0          031162AE0     12539      16325      PRN   PUT      SOLE       NONE               NONE
BERKSHIRE H.                CL A               84670108      525         7         SH            SOLE       NONE               NONE
BOEING                      COM                97023105      583       17000       SH            SOLE       NONE               NONE
CSX CORP                    DBCV 10/3         126408GA5     2462       2975       PRN   PUT      SOLE       NONE               NONE
CENDANT                     COM               151313103      149       8000        SH            SOLE       NONE               NONE
CENDANT                     DEBT 2/1          151313AF0     2402       3500       PRN   PUT      SOLE       NONE               NONE
CITIGROUP                   COM               172967101     1141       25000       SH            SOLE       NONE               NONE
CORNING                     COM               219350105      94        10000       SH            SOLE       NONE               NONE
COUNTRYWIDE CREDIT          LYON ZERO         222372AD6     11092      11325      PRN   PUT      SOLE       NONE               NONE
COUNTRYWIDE CREDIT          LYON ZERO         222372AE4     5974       6100       PRN   PUT      SOLE       NONE               NONE
DEVON ENERGY-CHV            DEB 4.95 8/1      25179MAB9     8385       8150       PRN            SOLE       NONE               NONE
DIAMOND OFFSHORE DRILLING   SR DB CV 144A     25271CAD4     1849       2000       PRN   PUT      SOLE       NONE               NONE
DIAMOND OFFSHORE DRILLING   SUB DB CONV       25271CAE2     14144      15300      PRN   PUT      SOLE       NONE               NONE
EOP OPERATING LP            Note 7.250%11/1   268766BR2     3251       3000       PRN            SOLE       NONE               NONE
ELEC DATA SYS               SR NT CV ZERO     285661AB0     9760       12200      PRN   PUT      SOLE       NONE               NONE
ENTERCOM COMM               CL A              293639100      316       7000        SH            SOLE       NONE               NONE
FIRST DATA CORP             SR CV DBT SEC     319963AD6     4347       4000       PRN   PUT      SOLE       NONE               NONE
FORD                        COM               345370860      539       50000       SH            SOLE       NONE               NONE
GENERAL MOTORS (sh)         DEB SR CONV B     370442733     13234     575900       SH   PUT      SOLE       NONE               NONE
HEWLETT PACKARD             SBLYON 144A       428236AA1      909       1675       PRN            SOLE       NONE               NONE
HEWLETT PACKARD             SB LYON ZERO      428236AC7     2921       5385       PRN            SOLE       NONE               NONE
HORACE MANN EDUCATORS       NOTE 1.425% 5/1   440327AG9      453       1000       PRN   PUT      SOLE       NONE               NONE
INTL PAPER                  DBCV 6/2          460146BM4     2660       5000       PRN   PUT      SOLE       NONE               NONE
RUSSELL 2000                COM               464287655      263       2700        SH            SOLE       NONE               NONE
LEGG MASON                  NOTE 6/0          524901AG0     2046       3400       PRN   PUT      SOLE       NONE               NONE
LOEWS-DO                    Note 3.125% 9/1   540424AL2     1355       1470       PRN            SOLE       NONE               NONE
LOWES COMPANIES             NOTE 2/1          548661CF2     11298      13015      PRN   PUT      SOLE       NONE               NONE
MARSH MACLEN                COM               571748102     2073       43500       SH            SOLE       NONE               NONE
MATTEL                      COM               577081102      173       9152        SH            SOLE       NONE               NONE
MEDTRONIC INC               CONV DEB 144A     585055AB2     12087      11750      PRN   PUT      SOLE       NONE               NONE
MERCK                       COM               589331107      556       11000       SH            SOLE       NONE               NONE
MERRILL LYNCH               LYON ZERO         590188A65     49660      91120      PRN   PUT      SOLE       NONE               NONE
MERRILL-KR                  MTNF 1% 2/1       59018SZ23     4035       4175       PRN            SOLE       NONE               NONE
MILACRON INC                COM               598709103      26        11000       SH            SOLE       NONE               NONE
MOTOROLA                    COM               620076109      380       31600       SH            SOLE       NONE               NONE
NORTHROP                    COM               666807102      551       6400        SH            SOLE       NONE               NONE
PMI GROUP INC               DBCV 2.5% 7/1     69344MAE1     1073       1000       PRN   PUT      SOLE       NONE               NONE
QWEST COMMUNICATIONS        COM               749121109      218       64000       SH            SOLE       NONE               NONE
RAYMOND JAMES               COM               754730109      278       7594        SH            SOLE       NONE               NONE
RITE AID                    COM               767754104      171       32925       SH            SOLE       NONE               NONE
SOLECTRON                   COM               834182107      91        15500       SH            SOLE       NONE               NONE
SUN MICROSYSTEMS            COM               866810104      57        17000       SH            SOLE       NONE               NONE
THERMO ELECTRON CORP        COM               883556102      240       11000       SH            SOLE       NONE               NONE
THERMO EL-TKN               SDCV 3.250%11/0   883556AJ1     1884       1950       PRN            SOLE       NONE               NONE
TIME WARNER                 COM               887317105      460       30500       SH            SOLE       NONE               NONE
TRAVELERS (sh)              NT CV JR 2032     89420G307     17354     756500       SH            SOLE       NONE               NONE
TRI CONTINENTAL             COM               895436103      84        5606        SH            SOLE       NONE               NONE
TYCO                        COM               902124106      338       16550       SH            SOLE       NONE               NONE
TYCO                        LYON ZRO 144A     902124AA4     2086       2700       PRN   PUT      SOLE       NONE               NONE
TYCO                        LYON ZERO         902124AC0      290        375       PRN   PUT      SOLE       NONE               NONE
UPS                         NOTE 1.75% 9/2    911312AB2     17937      18000      PRN            SOLE       NONE               NONE
VERIZON GLOBAL              NOTE 5/1          92344GAN6     87963     145695      PRN   PUT      SOLE       NONE               NONE
VERIZON GLOBAL              DB CV ZRO 144A    92344GAP1     3115       5160       PRN   PUT      SOLE       NONE               NONE
WACHOVIA CORP               COM               929903102      233       5675        SH            SOLE       NONE               NONE
WASTE MANAGEMENT            COM               94106L109      526       20000       SH            SOLE       NONE               NONE
XL CAPITAL                  DBCV 5/2          98372PAB4     9888       15450      PRN   PUT      SOLE       NONE               NONE
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